Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table) (Details)	12 Months Ended
Dec. 31, 2023
Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets other than goodwill	47 years
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets other than goodwill	20 years